Derivative Liabilities (Details 1) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Derivative liability		$ 4,194,634
Warrant instruments [Member]
Derivative liability		30,526
Markets for Identical Assets (Level 1)
Derivative liability
Markets for Identical Assets (Level 1) | Warrant instruments [Member]
Derivative liability
Other Observable Inputs (Level 2)
Derivative liability
Other Observable Inputs (Level 2) | Warrant instruments [Member]
Derivative liability
Significant Unobservable Inputs (Level 3)
Derivative liability		4,194,634
Significant Unobservable Inputs (Level 3) | Warrant instruments [Member]
Derivative liability		30,526
Embedded redemption feature of promissory notes [Member]
Derivative liability		4,164,108
Embedded redemption feature of promissory notes [Member] | Markets for Identical Assets (Level 1)
Derivative liability
Embedded redemption feature of promissory notes [Member] | Other Observable Inputs (Level 2)
Derivative liability
Embedded redemption feature of promissory notes [Member] | Significant Unobservable Inputs (Level 3)
Derivative liability		$ 4,164,108